Interest in Other Entities (Details) - Schedule of Short Term Loans - Short Term Loans [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of short term loans [Abstract]
Short term bank loans	$ 5,973	$ 5,025
Current maturities of long-term loans	1,879	1,500
Total consideration	$ 7,852	$ 6,525